Supplement to the
Fidelity Advisor® Limited Term Bond Fund
Institutional Class
October 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

LTBI-15-01  June 1, 2015
1.756203.122

Supplement to the
Fidelity Advisor® Mortgage Securities Fund
Institutional Class
October 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

AMORI-15-01  June 1, 2015
1.756216.125

Supplement to the

Fidelity Advisor® Municipal Income Fund
Class A (FAMUX), Class T (FAHIX), Class B (FAIBX), Class C (FAMCX), and Institutional Class (FMPIX)
A Fund of Advisor Series II
STATEMENT OF ADDITIONAL INFORMATION
December 30, 2014

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces similar information found in the "Description of the Trust" section on page 46.

Custodian. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. From time to time, subject to approval by a fund's Treasurer, the fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

HIM-HIMIB-15-01  June 1, 2015
1.872066.107

Supplement to the
Fidelity Advisor® Municipal Income Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

HIMI-15-01  June 1, 2015
1.756206.123

Supplement to the
Fidelity Advisor® Short Fixed-Income Fund
Institutional Class
October 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

SFII-15-01  June 1, 2015
1.736488.125

Supplement to the

Fidelity Advisor® Strategic Income Fund

Class A (FSTAX), Class T (FSIAX), Class B (FSINX), Class C (FSRCX), and Institutional Class (FSRIX)

A Fund of Fidelity Advisor Series II

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2015

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

SI-SIIB-15-01  June 1, 2015
1.869855.115

Supplement to the
Fidelity Advisor® Strategic Income Fund
Institutional Class
February 28, 2015
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

SII-15-02  June 1, 2015
1.743368.128